Income Taxes - Schedule of reconciliation of deferred tax assets (liabilities), net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Tax benefit/(expense) during the period recognized in profit or loss	$ 1,852,826	$ (694,363)
IDoc Virtual Telehealth Solutions, Inc.
Opening balance	(403,248)	0
Tax benefit/(expense) during the period recognized in profit or loss	1,071,219	(52,665)
Reclass from current taxes payable	0	(416,998)
Deferred tax true up	(69,386)	66,415
Closing balance	$ 598,585	$ (403,248)